CONVERTIBLE DEBENTURES (Details) - Convertible Debenture (USD $)	Nov. 30, 2016	Dec. 31, 2015	Oct. 31, 2014	Oct. 31, 2013	Apr. 30, 2014	Jan. 25, 2013
CONVERTIBLE DEBENTURES (Details) - Convertible Debenture [Line Items]
Face value of Convertible Debenture due January 2015	$ 3,500,000	$ 1,765,000	$ 1,440,000	$ 325,000
Fair value of embedded conversion feature			1,670,704	164,811
Discount	(2,085,936)	(1,394,819)	891,402
Proceeds attributable to the Convertible Debenture due January 2015		370,181
Convertible Debenture Due January 2015 [Member]
CONVERTIBLE DEBENTURES (Details) - Convertible Debenture [Line Items]
Face value of Convertible Debenture due January 2015			1,240,000	325,000		1,765,000
Fair value of embedded conversion feature		1,180,000			1,671,000	1,180,000
Relative fair value of Convertible Debenture Warrant		214,819	17,360			214,819
Discount		$ 1,394,819				$ (1,394,819)